Right-Of-Use Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 425	$ 991
Right-of-use assets	$ 425	$ 991
Bottom of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 months
Top of Range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	60 months